As filed with the Securities and Exchange Commission on April 2, 2007


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21200

                 NEUBERGER BERMAN REAL ESTATE INCOME FUND INC.
                 ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
                 Neuberger Berman Real Estate Income Fund Inc.
                          605 Third Avenue, 2nd Floor
                         New York, New York  10158-0180

                             Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                  (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                       NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Real Estate Income Fund Inc.
----------------------------------------------------




NUMBER OF SHARES                              MARKET VALUE(+)    NUMBER OF SHARES                                    MARKET VALUE(+)
                                              ($000'S OMITTED)                                                      ($000'S omitted)
                                                                           32,000  Hospitality Properties Trust            1,562
COMMON STOCKS (113.6%)                                                                                                -----------
                                                                                                                           2,233
APARTMENTS (18.3%)
          57,500  Apartment Investment &
                   Management                           3,601    OFFICE (19.2%)
          73,000  Archstone-Smith Trust                 4,614             581,800  American Financial Realty Trust         6,505
          18,900  Avalonbay Communities                 2,804              84,990  Brandywine Realty Trust                 2,963
          61,700  Camden Property Trust                 4,837              69,800  Highwoods Properties                    3,050
          46,000  Education Realty Trust                  692              86,700  Kilroy Realty                           7,529
          38,800  Home Properties                       2,495              89,900  Mack-Cali Realty                        5,002
          61,200  Mid-America Apartment                                    30,400  Maguire Properties                      1,321
                   Communities                          3,679                                                        -----------
          72,800  United Dominion Realty Trust          2,387                                                             26,370
                                                  -----------    OFFICE - INDUSTRIAL (4.0%)
                                                       25,109              36,500  Duke Realty                             1,610
COMMERCIAL SERVICES (11.9%)                                                76,300  Liberty Property Trust                  3,948
         127,500  Capital Trust                         6,324                                                        -----------
         158,400  Gramercy Capital                      5,723                                                              5,558
         245,000  NorthStar Realty Finance              4,324    REGIONAL MALLS (5.7%)
                                                  -----------              30,000  CBL & Associates Properties             1,408(E)
                                                       16,371             195,600  Glimcher Realty Trust                   5,528
COMMUNITY CENTERS (6.6%)                                                   21,100  Pennsylvania REIT                         901
          26,600  Cedar Shopping Centers                  446                                                        -----------
          27,000  New Plan Excel Realty Trust             786                                                              7,837
         191,400  Tanger Factory Outlet Centers         7,771    SELF STORAGE (1.0%)
                                                  -----------              23,100  Sovran Self Storage                     1,386
                                                        9,003
                                                                 TOTAL COMMON STOCKS                                     156,085
DIVERSIFIED (19.7%)                                              (COST $83,103)                                      -----------
          99,600  Colonial Properties Trust             4,895
          71,000  Crescent Real Estate Equities         1,424    PREFERRED STOCKS (14.8%)
         143,200  iStar Financial                       7,182
          98,640  Lexington Realty Trust                2,099    APARTMENTS (0.5%)
         149,800  Spirit Finance                        1,876              27,000  Apartment Investment &                    690
          78,000  Vornado Realty Trust                  9,543                       Management, Ser. T
                                                  -----------    COMMERCIAL SERVICES (0.4%)
                                                       27,019              20,000  Newcastle Investment, Ser. B              522

FINANCE (1.8%)                                                   COMMUNITY CENTERS (1.1%)
          12,200  CBRE Realty Finance                     201              10,000  Developers Diversified Realty,            255
          80,100  Crystal River Capital                 2,211                       Ser. I
                                                  -----------              13,100  Ramco-Gershenson Properties               345
                                                        2,412                       Trust, Ser. B
HEALTH CARE (19.3%)                                                        17,000  Saul Centers, Ser. A                      443
         106,300  Health Care Property Investors        4,385              21,000  Tanger Factory Outlet Centers,            537
          84,700  Health Care REIT                      3,965(E)                    Ser. C                           -----------
          76,800  Nationwide Health Properties          2,559                                                              1,580
          95,700  OMEGA Healthcare Investors            1,735
         301,200  Ventas, Inc.                         13,930    DIVERSIFIED (1.2%)
                                                  -----------               5,800  Colonial Properties Trust, Ser. E        147
                                                       26,574              45,200  Crescent Real Estate Equities,           995(E)
INDUSTRIAL (4.5%)                                                                   Ser. A
          42,800  EastGroup Properties                  2,343              19,500  Crescent Real Estate Equities,           495(OO)
          81,900  First Industrial Realty Trust         3,870                       Ser. B                           ----------
                                                  -----------                                                             1,637
                                                        6,213
LODGING (1.6%)                                                   HEALTH CARE (2.3%)
          54,500  Ashford Hospitality Trust               671              56,000  LTC Properties, Ser. E                 3,164

See Notes to Schedule of Investments

                                   NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Real Estate Income Fund Inc. cont'd
-----------------------------------------------------------


NUMBER OF SHARES                                                 MARKET VALUE(+)
                                                                 ($000'S OMITTED)
LODGING (3.8%)
          23,300  Eagle Hospitality Properties Trust, Ser. A                  589
          18,000  Equity Inns, Ser. B                                         474
          20,400  Felcor Lodging Trust, Ser. A                                510
          14,600  Hersha Hospitality Trust, Ser. A                            383
          34,000  LaSalle Hotel Properties, Ser. A                            859
          13,000  LaSalle Hotel Properties, Ser. D                            328(E)
          21,000  LaSalle Hotel Properties, Ser. E                            540
          20,000  Strategic Hotels & Resorts, Ser. B                          516
          37,200  Strategic Hotels & Resorts, Ser. C                          974
                                                                 ----------------
                                                                            5,173
OFFICE - INDUSTRIAL (2.1%)
          15,000        Digital Realty Trust, Ser. A                          388
          10,900        Digital Realty Trust, Ser. B                          279
          50,000        LBA Realty                                          2,232
                                                                 ----------------
                                                                            2,899
REGIONAL MALLS (3.4%)
          32,000        Glimcher Realty Trust, Ser. F                         837
          13,500        Glimcher Realty Trust, Ser. G                         346
          25,000        Mills Corp., Ser. G                                   623
          50,200        Pennsylvania REIT, Ser. A                           2,721
           7,200        Taubman Centers, Ser. G                               192
                                                                 ----------------
                                                                            4,719
TOTAL PREFERRED STOCKS
(COST $18,350)                                                             20,384
                                                                 ----------------

SHORT-TERM INVESTMENTS (4.4%)
         301,956        Neuberger Berman Prime Money
                         Fund Trust Class                                     302(@)
       5,780,001        Neuberger Berman Securities
                         Lending Quality Fund, LLC                          5,780(++)
                                                                 ----------------
TOTAL SHORT-TERM INVESTMENTS
(COST $6,082)                                                               6,082(#)
                                                                 ----------------

TOTAL INVESTMENTS (132.8%)
(COST $107,535)                                                           182,551(##)
Liabilities, less cash, receivables and other assets [(2.3%)]              (3,125)(@@)
Liquidation Value of Auction Preferred Shares
  [(30.5%)]                                                               (42,000)
                                                                 ----------------
TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)      $       $137,426
                                                                 ----------------

See Notes to Schedule of Investments

                                 NEUBERGER  BERMAN JANUARY 31, 2007  (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------



(+) Investments in equity securities by Neuberger Berman Real Estate Income Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)    At cost, which approximates market value.

(##) At January 31, 2007, the cost of investments for U.S. federal income tax purposes was $107,535,000. Gross unrealized appreciation of investments was $75,690,000 and gross unrealized depreciation of investments was $674,000, resulting in net unrealized appreciation of $75,016,000, based on cost for U.S. federal income tax purposes.

(OO) All or a portion of this security is segregated as collateral for interest rate swap contracts.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(E)    All or a portion of this security is on loan.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

(@@) At January 31, 2007, the Fund had outstanding interest rate swap contracts as follows:

                                                              RATE TYPE
                                                       -----------------------
                                                  FIXED-RATE          VARIABLE-RATE    ACCRUED NET      UNREALIZED
                                                    PAYMENTS               PAYMENTS       INTEREST    APPRECIATION
SWAP              NOTIONAL       TERMINATION     MADE BY THE            RECEIVED BY     RECEIVABLE    APPRECIATION    TOTAL FAIR
COUNTER PARTY       AMOUNT              DATE            FUND            THE FUND(1)      (PAYABLE)   (DEPRECIATION)        VALUE
Citibank, N.A. $13,000,000     Feb. 12, 2008          3.396%                 5.320%        $13,895         $251,314     $265,209
Citibank, N.A.  13,000,000     Feb. 12, 2010          3.923%                 5.320%         10,090          457,184      467,274
                                                                                            ------          -------      -------
                                                                                           $23,985         $708,498     $732,483

(1) 30 day LIBOR (London Interbank Offered Rate) at January 10, 2007.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Income Fund Inc.


By: /s/ Peter E. Sundman
    -----------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    ----------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 28, 2007


By: /s/ John M. McGovern
    ---------------------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer


Date: March 28, 2007